Commitments - Additional Information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) loan	Dec. 31, 2018 USD ($) loan
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Loan amount	$ 5,900	$ 3,100
Number of commercial letters of credit | loan	1	3
Commercial letters of credit	$ 64,000	$ 16,000
Minimum
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Interest rate during period	3.125%	4.50%
Maximum
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Interest rate during period	4.875%	6.00%